Cover	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ZNH
Entity Registrant Name	CHINA SOUTHERN AIRLINES CO LTD
Entity Central Index Key	0001041668
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Entity Address, Country	CN
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(b) Security	Ordinary H Shares of par value RMB1.00 per share represented by American Depositary Shares
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	F4
A Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,600,723,089
H Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,666,449,197